RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (267,567)	$ (142,236)	$ (79,704)	$ (115,782)	$ (33,146)	$ (26,279)	$ (15,514)	$ (16,766)	$ (30,097)	$ (148,928)	$ (531,022)	$ (228,632)	$ (370,866)	$ (88,656)	$ (64,293)
Adjustments to reconcile net loss to net cash used in operating activities:
Revaluation of Series A redeemable convertible preferred stock warrant liability	$ 4,500		37,700								(2,907)	(8,588)	(13,448)
Net cash used in operating activities										(45,561)	$ (195,369)	(84,598)	(150,533)	$ (80,627)	$ (54,019)
As Previously Reported
Cash flows from operating activities
Net loss		(147,096)	(117,449)	(86,625)						(119,771)		(237,220)	(384,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Revaluation of Series A redeemable convertible preferred stock warrant liability													0
Net cash used in operating activities										(45,561)		(84,598)	(150,533)
Adjustments
Cash flows from operating activities
Net loss		$ 4,860	$ 37,745	$ (29,157)						(29,157)		8,588	13,448
Adjustments to reconcile net loss to net cash used in operating activities:
Revaluation of Series A redeemable convertible preferred stock warrant liability													(13,448)
Net cash used in operating activities										$ 0		$ 0	$ 0